Schedule of Lease Costs (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating lease expense - office and equipment				$ 523
Finance lease interest expense - office and equipment				475
Finance lease interest expense				206
Short-term lease cost	209	$ 242	$ 828	1,117
Variable lease cost		414		154
Total lease cost	$ 209	9,878		2,475
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease expense - office and equipment		2,509		326
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease expense - office and equipment		161		197
Depreciation and Amortization [Member]
Restructuring Cost and Reserve [Line Items]
Finance lease interest expense - office and equipment		5,322		475
Interest Expense [Member]
Restructuring Cost and Reserve [Line Items]
Finance lease interest expense - office and equipment		$ 1,230		$ 206